Average Annual Total Returns		12 Months Ended	29 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended
	Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Innovator Growth Accelerated Plus ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.68%		4.02%
Performance Inception Date	Dec. 31, 2021
Innovator Growth Accelerated Plus ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.68%		4.02%
Innovator Growth Accelerated Plus ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.06%		3.10%
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.00%		6.67%
Performance Inception Date	Dec. 31, 2021
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.00%		6.67%
Innovator U.S. Equity Accelerated 9 Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.51%		5.19%
Innovator U.S. Equity Accelerated Plus ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.87%		6.37%
Performance Inception Date	Dec. 31, 2021
Innovator U.S. Equity Accelerated Plus ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.87%		6.37%
Innovator U.S. Equity Accelerated Plus ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.21%		4.96%
Innovator Growth Accelerated Plus ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.48%					12.58%
Performance Inception Date	Mar. 31, 2021
Innovator Growth Accelerated Plus ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		19.48%					12.58%
Innovator Growth Accelerated Plus ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		11.53%					10.05%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.21%					9.26%
Performance Inception Date	Mar. 31, 2021
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.21%					9.26%
Innovator U.S. Equity Accelerated 9 Buffer ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.82%					7.32%
Innovator U.S. Equity Accelerated Plus ETF - April
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.35%					10.43%
Performance Inception Date	Mar. 31, 2021
Innovator U.S. Equity Accelerated Plus ETF - April | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.35%					10.43%
Innovator U.S. Equity Accelerated Plus ETF - April | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.27%					8.28%
Innovator Growth Accelerated Plus ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.95%				10.07%
Performance Inception Date	Jun. 30, 2021
Innovator Growth Accelerated Plus ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		20.95%				10.07%
Innovator Growth Accelerated Plus ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		12.40%				7.96%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.96%				9.26%
Performance Inception Date	Jun. 30, 2021
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.96%				9.26%
Innovator U.S. Equity Accelerated 9 Buffer ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		7.08%				7.30%
Innovator U.S. Equity Accelerated Plus ETF - July
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		15.25%				9.65%
Performance Inception Date	Jun. 30, 2021
Innovator U.S. Equity Accelerated Plus ETF - July | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.25%				9.65%
Innovator U.S. Equity Accelerated Plus ETF - July | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.03%				7.62%
Innovator Growth Accelerated Plus ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		16.77%			8.36%
Performance Inception Date	Sep. 30, 2021
Innovator Growth Accelerated Plus ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		16.77%			8.36%
Innovator Growth Accelerated Plus ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		9.93%			6.56%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.82%			8.17%
Performance Inception Date	Sep. 30, 2021
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		10.82%			8.17%
Innovator U.S. Equity Accelerated 9 Buffer ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.41%			6.40%
Innovator U.S. Equity Accelerated Plus ETF - October
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.76%			8.13%
Performance Inception Date	Sep. 30, 2021
Innovator U.S. Equity Accelerated Plus ETF - October | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.76%			8.13%
Innovator U.S. Equity Accelerated Plus ETF - October | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.15%			6.37%
Innovator Growth Accelerated ETF - Quarterly
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		13.61%					9.61%
Performance Inception Date	Mar. 31, 2021
Innovator Growth Accelerated ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		13.61%					9.61%
Innovator Growth Accelerated ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.06%					7.60%
Innovator U.S. Equity Accelerated ETF - Quarterly
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		14.10%					10.99%
Performance Inception Date	Mar. 31, 2021
Innovator U.S. Equity Accelerated ETF - Quarterly | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		14.10%					10.99%
Innovator U.S. Equity Accelerated ETF - Quarterly | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.35%					8.74%
Innovator Uncapped Accelerated U.S. Equity ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.71%	18.25%
Performance Inception Date	Aug. 10, 2022
Innovator Uncapped Accelerated U.S. Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		17.71%	18.25%
Innovator Uncapped Accelerated U.S. Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.49%	14.51%
NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ-100 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		21.02%		12.43%	14.50%	13.91%	15.73%
NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ-100 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		20.17%		11.53%	13.59%	13.01%	14.82%
S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	17.13%	11.11%	13.17%	12.53%	13.78%
S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		16.39%	15.41%	9.47%	11.51%	10.89%	12.13%